BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Bank Borrowings
The Group’s bank borrowings consist of the following:

	December 31,
	2017	2018
Short-term bank borrowings	$43,807,350	$34,135,224
Long-term bank borrowings, current portion	29,976,908	4,070,640
Total borrowings, current	73,784,258	38,205,864
Long-term bank borrowings, non-current portion	111,436,292	133,312,370
Total	$185,220,550	$171,518,234

Schedule of Short-term Debt
The Group’s short-term bank borrowings consist of the following:

	December 31,
	2017	2018
Short-term borrowings guaranteed by Daqo Group and its related parties	$43,807,350	$29,076,000
Short-term borrowings pledged by certificate of deposit	-	5,059,224
Total	$43,807,350	$34,135,224

Schedule of Long-Term Bank Borrowings
The long-term bank borrowings, including current portion, as of December 31, 2017 and 2018 are comprised of:

	December 31,
	2017	2018
Borrowing from Shihezi Rural Cooperative Bank	$-	$17,445,600
Borrowing from Chongqing Rural Commercial Bank	141,413,200	119,937,410
Total	$141,413,200	$137,383,010

Schedule of Principal Maturities of Long-term Bank Borrowings
The principal maturities of these long-term bank borrowings as of December 31, 2018 are as follows:

Year ending December 31,	Amount
2019	$4,070,640
2020	36,345,000
2021	40,997,160
2022	29,076,000
2023	26,894,210
Total	$137,383,010